Fair Value Disclosures - Quantitative Information About Level 3 (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Impaired Loans Installment
Fair Value, Net Asset (Liability) [Abstract]
Collateral dependent loans fair value	$ 300,000	$ 170,000
Recurring | Capitalized Mortgage Loan Servicing Rights | Significant Un- observable Inputs (Level 3)
Fair Value, Net Asset (Liability) [Abstract]
Servicing asset fair value	$ 42,489,000	$ 26,232,000
Recurring | Capitalized Mortgage Loan Servicing Rights | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Float rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0403	0.0136
Recurring | Capitalized Mortgage Loan Servicing Rights | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Discount rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1000	0.1000
Recurring | Capitalized Mortgage Loan Servicing Rights | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Cost to service
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	66	67
Recurring | Capitalized Mortgage Loan Servicing Rights | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Ancillary income
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	20	20
Recurring | Capitalized Mortgage Loan Servicing Rights | Minimum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Prepayment rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0703	0.0702
Recurring | Capitalized Mortgage Loan Servicing Rights | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Discount rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1323	0.1300
Recurring | Capitalized Mortgage Loan Servicing Rights | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Cost to service
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	150	281
Recurring | Capitalized Mortgage Loan Servicing Rights | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Ancillary income
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	35	30
Recurring | Capitalized Mortgage Loan Servicing Rights | Maximum | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Prepayment rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.3040	0.4421
Recurring | Capitalized Mortgage Loan Servicing Rights | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Discount rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.1012	0.1007
Recurring | Capitalized Mortgage Loan Servicing Rights | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Cost to service
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	78	78
Recurring | Capitalized Mortgage Loan Servicing Rights | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Ancillary income
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	21	21
Recurring | Capitalized Mortgage Loan Servicing Rights | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Float rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0403	0.0136
Recurring | Capitalized Mortgage Loan Servicing Rights | Weighted Average | Present Value of Net Servicing Revenue | Significant Un- observable Inputs (Level 3) | Prepayment rate
Ranges and Weighted Average [Abstract]
Servicing asset measurement input	0.0797	0.1392
Nonrecurring | Collateral Dependent Loans, Commercial | Significant Un- observable Inputs (Level 3)
Fair Value, Net Asset (Liability) [Abstract]
Collateral dependent loans fair value	$ 1,206,000	$ 339,000
Nonrecurring | Collateral Dependent Loans, Commercial | Minimum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.417	(0.125)
Nonrecurring | Collateral Dependent Loans, Commercial | Maximum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.200	0.120
Nonrecurring | Collateral Dependent Loans, Commercial | Weighted Average | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.004)	0.015
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Significant Un- observable Inputs (Level 3)
Fair Value, Net Asset (Liability) [Abstract]
Collateral dependent loans fair value	$ 959,000	$ 1,017,000
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Minimum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.733)	(0.301)
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Maximum | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	0.652	0.293
Nonrecurring | Collateral Dependent Loans, Mortgage and Installment | Weighted Average | Sales Comparison Approach | Significant Un- observable Inputs (Level 3) | Measurement Input, Comparability Adjustment
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	(0.053)	0.002